PROVISION FOR CLOSURE AND RECLAMATION (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 6,160	$ 5,151
Change in estimate	7,420	1,009
Accretion	74
Provision for closure and reclamation at end of period	$ 13,654	$ 6,160
Pre-tax real discount rate	1.47%	1.19%
Snip
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	$ 2,645	$ 2,798
Change in estimate	510	(153)
Accretion	31
Provision for closure and reclamation at end of period	3,186	2,645
Eskay
PROVISION FOR CLOSURE AND RECLAMATION
Provision for closure and reclamation at beginning of period	3,515	2,353
Change in estimate	6,910	1,162
Accretion	43
Provision for closure and reclamation at end of period	$ 10,468	$ 3,515